Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement Line Items
Revenue	$ 573,957	$ 487,763	$ 386,470
Cost of sales and services (excluding depreciation and amortization)	(417,261)	(336,298)	(282,086)
Depreciation and amortization	(56,853)	(53,116)	(33,135)
Gross profit	99,843	98,349	71,249
Selling, general and administrative expenses	(99,936)	(75,727)	(49,957)
Other income/(expenses)	2,918	(81)	1,721
Operating profit	2,825	22,541	23,013
Financing expenses	(50,397)	(144,295)	(51,174)
Financing income	44,686	2,934	14,291
Financing expenses, net	(5,711)	(141,361)	(36,883)
(Losses)/gains related to Qoros	0	(251,483)	309,918
(Losses)/gains related to ZIM	(727,650)	(204)	43,505
Share in profit/(losses) of associated companies, net	1,118,175	1,250,149	160,894
Profit before income taxes	387,639	879,642	500,447
Income tax expense	(37,980)	(4,325)	(4,698)
Profit for the year from continuing operations	349,659	875,317	495,749
Gain for the year from discontinued operations
-Recovery of retained claims, net	0	0	8,476
Profit for the year	349,659	875,317	504,225
Attributable to:
Kenon’s shareholders	312,652	930,273	507,106
Non-controlling interests	37,007	(54,956)	(2,881)
Profit for the year	$ 349,659	$ 875,317	$ 504,225
Basic/diluted profit per share attributable to Kenon’s shareholders (in dollars):
Basic profit per share	$ 5.8	$ 17.27	$ 9.41
diluted profit per share	5.8	17.27	9.41
Basic profit per share from continuing operations	5.8	17.27	9.25
diluted profit per share from continuing operations	5.8	17.27	9.25
Basic profit per share from discontinued operations	0	0	0.16
diluted profit per share from discontinued operations	$ 0	$ 0	$ 0.16
ZIM [Member]
Ifrs Statement Line Items
Share in profit/(losses) of associated companies, net	$ 1,033,026	$ 1,260,993	$ 167,142
OPC's associated companies
Ifrs Statement Line Items
Share in profit/(losses) of associated companies, net	85,149	(10,844)	0
Qoros [Member]
Ifrs Statement Line Items
Share in profit/(losses) of associated companies, net	$ 0	$ (0)	$ (6,248)